INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Tax contingencies/settlements	$ 97	$ 263	$ 43
Prior period taxes	(28)	(10)	(4)
Others	(6)	(3)	(9)
Total	$ 63	$ 250	$ 30